UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07409
Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2011

Portfolio of Investments

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 3.8%

Boeing Co. (The)	934,567	$68,550,489
General Dynamics Corp.	473,021	31,413,324
Honeywell International, Inc.	290,022	15,762,696
Huntington Ingalls Industries, Inc.(1)	2,546	79,639
Lockheed Martin Corp.	16,042	1,297,798
Northrop Grumman Corp.	15,277	893,399
Precision Castparts Corp.	4,749	782,588
Raytheon Co.	53,403	2,583,637
Rockwell Collins, Inc.	166,153	9,199,892
Textron, Inc.	33,277	615,292
United Technologies Corp.	2,449,740	179,051,496

		$310,230,250

Air Freight & Logistics — 0.6%

C.H. Robinson Worldwide, Inc.	2,207	$154,005
FedEx Corp.	265,004	22,130,484
United Parcel Service, Inc., Class B	383,848	28,093,835

		$50,378,324

Auto Components — 0.3%

Johnson Controls, Inc.	744,539	$23,274,289

		$23,274,289

Automobiles — 0.0%(2)

Daimler AG	17,284	$758,076
Harley-Davidson, Inc.	800	31,096

		$789,172

Beverages — 5.6%

Beam, Inc.	88,199	$4,518,435
Brown-Forman Corp., Class B	54,061	4,352,451
Coca-Cola Co. (The)	2,651,563	185,529,863
Coca-Cola Enterprises, Inc.	31,501	812,096
Molson Coors Brewing Co., Class B	186,000	8,098,440
PepsiCo, Inc.	3,719,529	246,790,749

		$450,102,034

Biotechnology — 2.4%

Amgen, Inc.	2,819,831	$181,061,349
Biogen Idec, Inc.(1)	3,543	389,907
Gilead Sciences, Inc.(1)	238,742	9,771,710

		$191,222,966

Building Products — 0.0%(2)

Fortune Brands Home & Security, Inc.(1)	11,600	$197,548

		$197,548

Capital Markets — 3.3%

Ameriprise Financial, Inc.	188,681	$9,366,125
Bank of New York Mellon Corp. (The)	846,256	16,848,957
Charles Schwab Corp. (The)	684,916	7,712,154
E*TRADE Financial Corp.(1)	4,593	36,560
Franklin Resources, Inc.	539,468	51,821,296
Goldman Sachs Group, Inc. (The)	520,182	47,040,058
Legg Mason, Inc.	96,941	2,331,431
Morgan Stanley	2,543,994	38,490,629
Northern Trust Corp.	709,098	28,122,827
State Street Corp.	759,119	30,600,087
T. Rowe Price Group, Inc.	492,243	28,033,239
UBS AG(1)	29,488	348,843
Waddell & Reed Financial, Inc., Class A	273,635	6,777,939

		$267,530,145

Chemicals — 1.5%

Air Products and Chemicals, Inc.	7,660	$652,555
Ashland, Inc.	30,391	1,737,150
Dow Chemical Co. (The)	152,627	4,389,552
E.I. Du Pont de Nemours & Co.	926,356	42,408,578
Ecolab, Inc.	445,515	25,755,222
Monsanto Co.	492,901	34,537,573
PPG Industries, Inc.	109,400	9,133,806

		$118,614,436

Commercial Banks — 2.7%

Bank of Montreal	26,370	$1,445,340
BB&T Corp.	881,417	22,185,266
Comerica, Inc.	126,791	3,271,208
Fifth Third Bancorp	978,637	12,448,263
HSBC Holdings PLC	220,592	1,680,378
HSBC Holdings PLC ADR	424	16,154
KeyCorp	111,353	856,305
M&T Bank Corp.	17,293	1,320,148
PNC Financial Services Group, Inc.	131,464	7,581,529
Regions Financial Corp.	216,147	929,432
Royal Bank of Canada	148,562	7,570,719
Societe Generale	478,448	10,562,031
SunTrust Banks, Inc.	269,585	4,771,654
Synovus Financial Corp.	10,960	15,454
Toronto-Dominion Bank	17,915	1,340,221

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Commercial Banks (continued)

Trustmark Corp.	102,713	$2,494,899
U.S. Bancorp	2,567,729	69,457,069
Wells Fargo & Co.	2,602,025	71,711,809
Zions Bancorporation	38,805	631,745

		$220,289,624

Commercial Services & Supplies — 0.1%

Cintas Corp.	56,948	$1,982,360
Pitney Bowes, Inc.	15,870	294,230
Waste Management, Inc.	108,716	3,556,100

		$5,832,690

Communications Equipment — 2.9%

Cisco Systems, Inc.	1,861,369	$33,653,552
Juniper Networks, Inc.(1)	109,780	2,240,610
Motorola Mobility Holdings, Inc.(1)	44,378	1,721,866
Motorola Solutions, Inc.	50,718	2,347,736
Nokia Oyj ADR	192	925
QUALCOMM, Inc.	3,216,865	175,962,516
Telefonaktiebolaget LM Ericsson, Class B ADR	1,737,409	17,599,953

		$233,527,158

Computers & Peripherals — 3.6%

Apple, Inc.(1)	403,206	$163,298,430
Dell, Inc.(1)	3,911,409	57,223,913
EMC Corp.(1)	2,586,992	55,723,808
Hewlett-Packard Co.	83,558	2,152,454
Lexmark International, Inc., Class A	9,624	318,266
NetApp, Inc.(1)	417,589	15,145,953

		$293,862,824

Construction Materials — 0.0%(2)

Vulcan Materials Co.	22,102	$869,714

		$869,714

Consumer Finance — 0.8%

American Express Co.	857,294	$40,438,558
Capital One Financial Corp.	80,225	3,392,715
Discover Financial Services	830,375	19,929,000
SLM Corp.	10,200	136,680

		$63,896,953

Distributors — 0.1%

Genuine Parts Co.	188,424	$11,531,549

		$11,531,549

Diversified Consumer Services — 0.0%(2)

Ascent Media Corp., Class A(1)	755	$38,293
H&R Block, Inc.	22,181	362,216

		$400,509

Diversified Financial Services — 1.8%

Bank of America Corp.	1,612,000	$8,962,720
CBOE Holdings, Inc.	40,000	1,034,400
Citigroup, Inc.	574,558	15,116,621
CME Group, Inc.	22,581	5,502,312
ING Groep NV ADR(1)	191,170	1,370,689
IntercontinentalExchange, Inc.(1)	13,162	1,586,679
JPMorgan Chase & Co.	3,166,561	105,288,153
Moody’s Corp.	179,602	6,048,996

		$144,910,570

Diversified Telecommunication Services — 0.3%

AT&T, Inc.	341,172	$10,317,041
CenturyLink, Inc.	4,871	181,201
Deutsche Telekom AG ADR	50,092	573,554
Frontier Communications Corp.	33,255	171,263
Verizon Communications, Inc.	380,097	15,249,492
Windstream Corp.	70,866	831,967

		$27,324,518

Electric Utilities — 0.1%

Duke Energy Corp.	47,340	$1,041,480
Exelon Corp.	9,202	399,091
Southern Co. (The)	68,451	3,168,597

		$4,609,168

Electrical Equipment — 1.3%

Emerson Electric Co.	2,018,689	$94,050,721
Rockwell Automation, Inc.	125,000	9,171,250

		$103,221,971

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.4%

Corning, Inc.	2,468,521	$32,041,403
Flextronics International, Ltd.(1)	148,554	840,816
TE Connectivity, Ltd.	9,230	284,376

		$33,166,595

Energy Equipment & Services — 1.8%

Baker Hughes, Inc.	136,681	$6,648,164
Halliburton Co.	1,321,851	45,617,078
Schlumberger, Ltd.	1,334,018	91,126,770
Transocean, Ltd.	75,667	2,904,856

		$146,296,868

Food & Staples Retailing — 3.3%

Costco Wholesale Corp.	873,262	$72,760,190
CVS Caremark Corp.	1,361,063	55,504,149
Kroger Co. (The)	35,843	868,117
Safeway, Inc.	94,229	1,982,578
Sysco Corp.	440,121	12,908,749
Wal-Mart Stores, Inc.	1,891,173	113,016,499
Walgreen Co.	222,463	7,354,627

		$264,394,909

Food Products — 3.3%

Archer-Daniels-Midland Co.	1,490,873	$42,638,968
Campbell Soup Co.	54,780	1,820,887
ConAgra Foods, Inc.	1,631	43,059
General Mills, Inc.	38,796	1,567,746
H.J. Heinz Co.	7,500	405,300
Hershey Co. (The)	499,533	30,861,149
Kraft Foods, Inc., Class A	197,298	7,371,053
McCormick & Co., Inc.	10,600	534,452
Nestle SA	2,750,000	157,914,644
Sara Lee Corp.	1,147,930	21,718,836
Unilever NV	4,636	159,339

		$265,035,433

Health Care Equipment & Supplies — 0.8%

Bard (C.R.), Inc.	25,000	$2,137,500
Baxter International, Inc.	218,222	10,797,625
Becton, Dickinson and Co.	63,708	4,760,262
Boston Scientific Corp.(1)	36,529	195,065
CareFusion Corp.(1)	70,668	1,795,674
Covidien PLC	190,726	8,584,577
Intuitive Surgical, Inc.(1)	14,000	6,482,140
Medtronic, Inc.	393,185	15,039,326
St. Jude Medical, Inc.	66,365	2,276,319
Stryker Corp.	131,368	6,530,303
Zimmer Holdings, Inc.(1)	129,314	6,907,954

		$65,506,745

Health Care Providers & Services — 0.8%

AmerisourceBergen Corp.	473,884	$17,623,746
Cardinal Health, Inc.	186,462	7,572,222
CIGNA Corp.	58,467	2,455,614
Express Scripts, Inc.(1)	281,972	12,601,329
Henry Schein, Inc.(1)	104,029	6,702,588
McKesson Corp.	2,598	202,410
Medco Health Solutions, Inc.(1)	125,104	6,993,314
PharMerica Corp.(1)	7,250	110,055
UnitedHealth Group, Inc.	83,696	4,241,713
WellPoint, Inc.	53,673	3,555,836

		$62,058,827

Hotels, Restaurants & Leisure — 3.0%

Carnival Corp.	533,768	$17,422,188
International Game Technology	459,500	7,903,400
Interval Leisure Group, Inc.(1)	5,349	72,800
Marriott International, Inc., Class A	401,544	11,713,038
Marriott Vacations Worldwide Corp.(1)	40,154	689,043
McDonald’s Corp.	846,340	84,913,292
Starbucks Corp.	2,360,488	108,606,053
Yum! Brands, Inc.	210,518	12,422,667

		$243,742,481

Household Durables — 0.2%

D.R. Horton, Inc.	417,028	$5,258,723
Leggett & Platt, Inc.	250,608	5,774,008
Newell Rubbermaid, Inc.	37,838	611,084

		$11,643,815

Household Products — 1.8%

Clorox Co. (The)	7,570	$503,859
Colgate-Palmolive Co.	587,207	54,252,055
Kimberly-Clark Corp.	446,209	32,823,134
Procter & Gamble Co.	871,572	58,142,568

		$145,721,616

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%(2)

AES Corp. (The)(1)	1,730	$20,483

		$20,483

Industrial Conglomerates — 2.1%

3M Co.	842,278	$68,839,381
Danaher Corp.	42,064	1,978,691
General Electric Co.	5,476,694	98,087,590
Tyco International, Ltd.	22,764	1,063,306

		$169,968,968

Insurance — 2.7%

Aegon NV ADR(1)	5,088,862	$20,457,225
Aflac, Inc.	115,848	5,011,584
Allstate Corp. (The)	964	26,423
Aon Corp.	25,900	1,212,120
Berkshire Hathaway, Inc., Class A(1)	620	71,148,100
Berkshire Hathaway, Inc., Class B(1)	939,471	71,681,637
Chubb Corp.	24,930	1,725,655
Cincinnati Financial Corp.	135,528	4,128,183
Hartford Financial Services Group, Inc.	10,762	174,883
Manulife Financial Corp.	65,344	693,953
Progressive Corp.	1,151,311	22,462,078
Torchmark Corp.	378,718	16,432,574
Travelers Companies, Inc. (The)	76,466	4,524,493

		$219,678,908

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	40,982	$7,093,984
HSN, Inc.	1	37

		$7,094,021

Internet Software & Services — 2.3%

Akamai Technologies, Inc.(1)	200,000	$6,456,000
AOL, Inc.(1)	5,317	80,287
eBay, Inc.(1)	1,260,217	38,222,381
Google, Inc., Class A(1)	213,496	137,897,066
IAC/InterActiveCorp	13,368	569,477
VeriSign, Inc.	14,758	527,156

		$183,752,367

IT Services — 5.9%

Accenture PLC, Class A	2,738,000	$145,743,740
Automatic Data Processing, Inc.	1,124,511	60,734,839
Broadridge Financial Solutions, Inc.	2,002	45,145
Fidelity National Information Services, Inc.	63,590	1,690,858
Fiserv, Inc.(1)	39,943	2,346,252
International Business Machines Corp.	1,319,900	242,703,212
Paychex, Inc.	756,046	22,764,545
Total System Services, Inc.	32,405	633,842
Western Union Co.	54,638	997,690

		$477,660,123

Leisure Equipment & Products — 0.0%(2)

Mattel, Inc.	22,565	$626,404

		$626,404

Life Sciences Tools & Services — 0.2%

Agilent Technologies, Inc.(1)	445,580	$15,564,109
Thermo Fisher Scientific, Inc.(1)	18,700	840,939

		$16,405,048

Machinery — 3.6%

Caterpillar, Inc.	121,309	$10,990,595
Deere & Co.	2,623,301	202,912,332
Dover Corp.	370,952	21,533,764
Illinois Tool Works, Inc.	1,203,805	56,229,732
Parker Hannifin Corp.	30,763	2,345,679
WABCO Holdings, Inc.(1)	1,156	50,170

		$294,062,272

Media — 3.3%

CBS Corp., Class B	68,701	$1,864,545
Comcast Corp., Class A	201,884	4,786,670
Comcast Corp., Special Class A	1,732,498	40,817,653
DIRECTV, Class A(1)	20,703	885,260
Discovery Communications, Inc., Class A(1)	7,555	309,528
Discovery Communications, Inc., Class C(1)	7,555	284,823
Gannett Co., Inc.	5,643	75,447
Liberty Media Corp. - Capital, Class A(1)	6,999	546,272
McGraw-Hill Cos., Inc. (The)	86,290	3,880,461
News Corp., Class A	97	1,730
Omnicom Group, Inc.	112,077	4,996,393
Time Warner Cable, Inc.	94,401	6,001,072
Time Warner, Inc.	367,299	13,274,186
Viacom, Inc., Class B	49,155	2,232,129
Walt Disney Co. (The)	4,865,456	182,454,600

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Media (continued)

Washington Post Co., Class B	1,500	$565,215
WPP PLC ADR	18,396	960,823

		$263,936,807

Metals & Mining — 0.3%

Alcoa, Inc.	52,760	$456,374
Freeport-McMoRan Copper & Gold, Inc.	450,000	16,555,500
Nucor Corp.	230,000	9,101,100

		$26,112,974

Multiline Retail — 0.6%

Sears Holdings Corp.(1)	410	$13,030
Target Corp.	884,162	45,286,777

		$45,299,807

Oil, Gas & Consumable Fuels — 7.6%

Anadarko Petroleum Corp.	968,900	$73,956,137
Apache Corp.	2,144,112	194,213,665
BP PLC ADR	192,668	8,234,630
Chevron Corp.	604,906	64,361,998
ConocoPhillips	297,410	21,672,267
Devon Energy Corp.	568,727	35,261,074
Exxon Mobil Corp.	2,191,976	185,791,886
Hess Corp.	224,579	12,756,087
Marathon Oil Corp.	175,831	5,146,573
Marathon Petroleum Corp.	87,915	2,926,690
Murphy Oil Corp.	78,679	4,385,568
Royal Dutch Shell PLC ADR, Class A	76,110	5,562,880
Royal Dutch Shell PLC ADR, Class B	9,594	729,240
Spectra Energy Corp.	8,313	255,625
Williams Cos., Inc.	2,000	66,040

		$615,320,360

Paper & Forest Products — 0.0%(2)

Neenah Paper, Inc.	975	$21,762

		$21,762

Personal Products — 0.0%(2)

Estee Lauder Cos., Inc. (The), Class A	13,035	$1,464,091

		$1,464,091

Pharmaceuticals — 9.0%

Abbott Laboratories	2,730,986	$153,563,343
Allergan, Inc.	146,962	12,894,446
Bristol-Myers Squibb Co.	1,500,706	52,884,879
Eli Lilly & Co.	1,445,042	60,055,945
GlaxoSmithKline PLC ADR	455,612	20,789,576
Hospira, Inc.(1)	3,662	111,215
Johnson & Johnson	2,364,918	155,091,322
Merck & Co., Inc.	1,125,878	42,445,601
Novo Nordisk A/S ADR	249,848	28,797,480
Pfizer, Inc.	6,015,315	130,171,417
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	67,477,319

		$724,282,543

Real Estate Investment Trusts (REITs) — 0.0%(2)

Weyerhaeuser Co.	1,223	$22,833

		$22,833

Road & Rail — 0.2%

Norfolk Southern Corp.	24,192	$1,762,629
Union Pacific Corp.	132,257	14,011,307

		$15,773,936

Semiconductors & Semiconductor Equipment — 3.8%

Analog Devices, Inc.	560,289	$20,047,140
Applied Materials, Inc.	1,065,614	11,412,726
Broadcom Corp., Class A(1)	897,422	26,348,310
Cypress Semiconductor Corp.(1)	52,742	890,812
Intel Corp.	8,524,340	206,715,245
Linear Technology Corp.	118,016	3,544,021
Maxim Integrated Products, Inc.	223,099	5,809,498
NVIDIA Corp.(1)	284,500	3,943,170
Texas Instruments, Inc.	897,287	26,120,025
Xilinx, Inc.	23,107	740,810

		$305,571,757

Software — 3.5%

Activision Blizzard, Inc.	846,350	$10,427,032
Adobe Systems, Inc.(1)	409,776	11,584,367
CA, Inc.	45,408	917,923
Microsoft Corp.	3,211,454	83,369,346
Oracle Corp.	6,882,809	176,544,051
Symantec Corp.(1)	163,117	2,552,781

		$285,395,500

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 2.9%

Best Buy Co., Inc.	143,633	$3,356,703
Gap, Inc. (The)	89,138	1,653,510
Home Depot, Inc. (The)	2,373,586	99,785,555
Limited Brands, Inc.	41,877	1,689,737
Lowe’s Companies, Inc.	655,831	16,644,991
Orchard Supply Hardware Stores Corp., Class A(1)	19	0
Staples, Inc.	186,233	2,586,776
TJX Companies, Inc. (The)	1,701,405	109,825,693

		$235,542,965

Textiles, Apparel & Luxury Goods — 3.7%

Coach, Inc.	10,800	$659,232
Hanesbrands, Inc.(1)	198,317	4,335,210
NIKE, Inc., Class B	3,056,944	294,597,693
VF Corp.	12,000	1,523,880

		$301,116,015

Thrifts & Mortgage Finance — 0.0%(2)

Tree.com, Inc.(1)	2	$11

		$11

Tobacco — 0.3%

Altria Group, Inc.	159,973	$4,743,200
Philip Morris International, Inc.	231,705	18,184,208

		$22,927,408

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	61,000	$1,378,600
Sprint Nextel Corp.(1)	135,160	316,275
Vodafone Group PLC ADR	182,074	5,103,534

		$6,798,409

Total Common Stocks
(identified cost $5,749,639,639)		$7,979,039,473

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)

Wells Fargo & Co.(3)	166	$0

Specialty Retail — 0.0%

Orchard Supply Hardware Stores Corp.	19	0

		$0

Total Preferred Stocks
(identified cost $5,018)		$0

Rights — 0.0%(2)

Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi SA, Exp. 12/31/20(1)	6,984	$8,381

Total Rights
(identified cost $16,440)		$8,381

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.06%(4)	$70,802	$70,801,999

Total Short-Term Investments
(identified cost $70,801,999)		$70,801,999

Total Investments — 99.7%
(identified cost $5,820,463,096)		$8,049,849,853

Other Assets, Less Liabilities — 0.3%		$22,833,617

Net Assets — 100.0%		$8,072,683,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Statement of Assets and Liabilities

Assets	December 31, 2011

Unaffiliated investments, at value (identified cost, $5,749,661,097)	$7,979,047,854
Affiliated investments, at value (identified cost, $70,801,999)	70,801,999
Cash	1,078,936
Dividends receivable	13,978,693
Interest receivable from affiliated investment	3,290
Receivable for investments sold	9,597,076
Tax reclaims receivable	1,625,910

Total assets	$8,076,133,758

Liabilities

Payable to affiliates:
Investment adviser fee	$3,094,439
Trustees’ fees	12,625
Accrued expenses	343,224

Total liabilities	$3,450,288

Net Assets applicable to investors’ interest in Portfolio	$8,072,683,470

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$5,843,155,794
Net unrealized appreciation	2,229,527,676

Total	$8,072,683,470

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Statement of Operations

Year Ended
Investment Income	December 31, 2011

Dividends (net of foreign taxes, $2,757,599)	$173,262,258
Interest allocated from affiliated investment	96,694
Expenses allocated from affiliated investment	(10,791)

Total investment income	$173,348,161

Expenses

Investment adviser fee	$39,558,185
Trustees’ fees and expenses	50,500
Custodian fee	1,183,682
Legal and accounting services	155,853
Miscellaneous	152,099

Total expenses	$41,100,319

Deduct —
Reduction of custodian fee	$49

Total expense reductions	$49

Net expenses	$41,100,270

Net investment income	$132,247,891

Realized and Unrealized Gain (Loss)

Net realized gain —
Investment transactions(1)	$229,121,917
Investment transactions allocated from affiliated investment	3,986
Foreign currency transactions	50,322

Net realized gain	$229,176,225

Change in unrealized appreciation (depreciation) —
Investments	$(294,936,383)
Foreign currency	(20,441)

Net change in unrealized appreciation (depreciation)	$(294,956,824)

Net realized and unrealized loss	$(65,780,599)

Net increase in net assets from operations	$66,467,292

(1)	Includes $240,241,096 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Statements of Changes in Net Assets

	Year Ended December 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$132,247,891	$127,596,430
Net realized gain from investment transactions and foreign currency transactions	229,176,225	232,540,068
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(294,956,824)	705,390,449

Net increase in net assets from operations	$66,467,292	$1,065,526,947

Capital transactions —
Contributions	$994,922,465	$175,936,921
Withdrawals	(2,033,923,504)	(1,675,725,915)

Net decrease in net assets from capital transactions	$(1,039,001,039)	$(1,499,788,994)

Net decrease in net assets	$(972,533,747)	$(434,262,047)

Net Assets

At beginning of year	$9,045,217,217	$9,479,479,264

At end of year	$8,072,683,470	$9,045,217,217

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Supplementary Data

	Year Ended December 31,

Ratios/Supplemental Data	2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48%	0.48%	0.47%	0.45%	0.44%
Net investment income	1.53%	1.43%	1.86%	1.84%	1.52%
Portfolio Turnover	2%	2%	3%	3%	6%

Total Return	0.80%	12.86%	23.32%	(32.76)%	4.72%

Net assets, end of year (000’s omitted)	$8,072,683	$9,045,217	$9,479,479	$10,602,743	$19,864,161

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2011, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.4%, 14.2%, 5.6%, and 1.4% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 71.4% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service.

Tax-Managed Growth Portfolio

December 31, 2011

Notes to Financial Statements — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2011, the Portfolio’s investment adviser fee amounted to $39,558,185 or 0.46% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $195,346,702 and $83,136,668, respectively, for the year ended December 31, 2011. In addition, investors contributed securities with a value of $18,120,479 and investments having an aggregate market value of $1,007,799,100 at dates of withdrawal were distributed in payment for capital withdrawals, during the year ended December 31, 2011.

Tax-Managed Growth Portfolio

December 31, 2011

Notes to Financial Statements — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,959,767,579

Gross unrealized appreciation	$10,001,943,230
Gross unrealized depreciation	(3,911,860,956)

Net unrealized appreciation	$6,090,082,274

The net unrealized appreciation on foreign currency at December 31, 2011 on a federal income tax basis was $140,919.

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,144,997,834	$0		$—	$1,144,997,834
Consumer Staples	991,730,847	157,914,644		—	1,149,645,491
Energy	761,617,228	—		—	761,617,228
Financials	904,086,635	12,242,409		—	916,329,044
Health Care	1,059,476,129	—		—	1,059,476,129
Industrials	949,665,959	—		—	949,665,959
Information Technology	1,812,936,324	—		—	1,812,936,324
Materials	145,618,886	—		—	145,618,886
Telecommunication Services	34,122,927	—		—	34,122,927
Utilities	4,629,651	—		—	4,629,651

Total Common Stocks	$7,808,882,420	$170,157,053	*	$—	$7,979,039,473

Preferred Stocks	$—	$0		$0	$0
Rights	8,381	—		—	8,381
Short-Term Investments	—	70,801,999		—	70,801,999

Total Investments	$7,808,890,801	$240,959,052		$0	$8,049,849,853

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed Growth Portfolio

December 31, 2011

Notes to Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Preferred Stocks

Balance as of December 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(10)
Cost of purchases	—
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3**	10
Transfers from Level 3**	—

Balance as of December 31, 2011	$0

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2011*	$(10)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

All Level 3 investments held at December 31, 2011 were valued at $0.

At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

7 Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.60% of net assets at December 31, 2011).

In addition, on June 2, 2011, another group of Tribune creditors filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. The Portfolio also has been named in one or more of these lawsuits.

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

Tax-Managed Growth Portfolio

December 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 23, 2012

Eaton Vance
Tax-Managed Growth Fund 1.0

December 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the Trust
	and the		Principal Occupation(s) and Directorships
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees
Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.
Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.
Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).
William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.
Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Tax-Managed Growth Fund 1.0

December 31, 2011

Management and Organization — continued

Position(s)
with the Trust
	and the		Principal Occupation(s) and Directorships
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).
Lynn A. Stout 1957	Trustee	Since 2003	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.
Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).
Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the Trust
	and the	Length of	Principal Occupation(s)
Name and Year of Birth	Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2002	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.
Barbara E. Campbell 1957	Treasurer	Since 2008	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Tax-Managed Growth Fund 1.0

December 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157-2/12	TGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2010 and December 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/10	12/31/11

Audit Fees	$85,030	$85,880

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,190	$11,300

All Other Fees(3)	$900	$900

Total	$97,120	$98,080

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2010 and December 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/10	12/31/11

Registrant	$12,090	$12,200

Eaton Vance(1)	$250,973	$334,561

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 16, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 16, 2012

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 16, 2012